COMMON STOCK WARRANTS - Fair Value of Outstanding Warrants (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Change in fair value of the outstanding warrants classified as liabilities
Change in fair value of warrant liability	$ (593,621)	$ (1,857,460)	$ 20,756	$ (3,234,586)	$ 190,911
Convertible notes warrants - senior debt
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, beginning		176,381
Fair value of warrants granted				464,696
Change in fair value of warrant liability				(288,315)
Warrant liability, ending				176,381
Convertible notes warrants - subordinated debt
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, beginning		$ 1,815,122
Fair value of warrants granted				4,782,149
Change in fair value of warrant liability				(2,967,027)
Warrant liability, ending				1,815,122
2020 preferred Series B warrants and 2021 preferred Series B warrants
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, beginning			$ 562,244	562,244	228,000
Fair value of warrants granted					143,333
Fair value of exercised				(580,000)
Change in fair value of warrant liability				$ 17,756	190,911
Warrant liability, ending					$ 562,244